The Royce Funds

745 Fifth Avenue
New York, NY 10151
(212) 355-7311
(800) 221-4268

July 30, 2012

Securities and Exchange Commission
Attn: Mr. Kevin Rupert
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Division of Investment Management

Re:	The Royce Fund (Royce Select Fund I, Royce Select Fund II,
Royce Global Select Long/Short Fund, Royce Enterprise Select
Fund and Royce Opportunity Select Fund)
File No. 811-03599
CIK No. 0000709364

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, are the Notice of Meeting, Preliminary Proxy Statement and form of proxy, to be sent to shareholders of Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund (the “Funds”) in connection with the Funds’ Special Meeting scheduled to be held on September 27, 2012.

The Proxy Statement relates to: the approval of new investment advisory agreements for the Funds and; the approval of a proposed change to Royce Select Fund I’s fundamental investment policies. The Fund expects to mail its definitive proxy materials to shareholders on or about August 14, 2012.

If you have any questions or comments with respect to the enclosed materials, please contact the undersigned at (212) 508-4578.

Very truly yours,

/s/ John E. Denneen
John E. Denneen
Secretary

Encs.